Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2025
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable

Note	30 | Salaries and social security taxes payable

a.	Salaries and social security taxes payable

	12.31.25	12.31.24
Non-current
Seniority-based bonus	10,520	8,190

Current
Salaries payable and provisions	50,116	56,858
Social security payable	34,293	24,204
Early retirements payable	3,319	380
Total current	87,728	81,442

The value of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.25	12.31.24	12.31.23
Salaries	202,619	215,880	228,449
Social security taxes	78,796	83,954	88,841
Total salaries and social security taxes	281,415	299,834	317,290

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations, which, as of December 31, 2025 and 2024, amount to $ 6,207 and $ 496, respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain number of years of service. As of December 31, 2025 and 2024, the related liabilities amount to $ 7,857 and $ 8,197, respectively.

As of December 31, 2025 and 2024, the number of employees amounts to 4,576 and 4,642, respectively.